UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Thomas Park

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2023

Date of reporting period: November 30, 2023

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Interest Rate Hedge ETF (ticker: RATE)
Global X Interest Rate Volatility & Inflation Hedge ETF (ticker: IRVH)

Annual Report

November 30, 2023

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/ redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X Interest Rate Hedge ETF

Global X Interest Rate Hedge ETF

The Global X Interest Rate Hedge ETF (“Fund”) is an actively-managed ETF that seeks to provide a hedge against sharp increases in long-term U.S. interest rates and is expected to benefit during periods of market stress when interest rate volatility is elevated. The Fund seeks to achieve its investment objective primarily by investing in (1) long put options position(s) on exchange traded funds (“ETFs”) that primarily invest in U.S. Treasuries and/or long put options position(s) on U.S. Treasury futures, and/or (2) long interest rate payer swap options (“swaptions”). The Fund will also invest in long positions in U.S. Treasury bills for cash management purposes. The Fund invests in U.S. Treasury bills directly or through other ETFs.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 8.86% while the Fund’s benchmark index, the ICE U.S. Treasury 20+ Year Index, decreased 7.75%. The Fund had a net asset value of $29.65 per share on November 30, 2022 and ended the reporting period with a net asset value of $27.28 on November 30, 2023.

The Fund’s positive return during the reporting period was driven by holding U.S. dollar denominated payer swaptions, which increased in value as U.S. interest rates increased during the reporting period. During the reporting period, 10-year treasury yields rose 0.84%, and the ICE U.S. Treasury 20+ Years Bond Index returned -7.8%. The Fund also benefited by holding short-term treasury securities that generated positive yield.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Interest Rate Hedge ETF	8.86%	8.24%	20.25%	19.33%
ICE U.S. Treasury 20+ Year Index	-7.75%	-7.75%	-13.29%	-13.29%

Management Discussion of Fund Performance (unaudited)
Global X Interest Rate Hedge ETF

Growth of a $10,000 Investment
(At Net Asset Value)

* The Fund commenced investment operations on July 5, 2022.

The ICE U.S. Treasury 20+ Year Bond Index is part of a series of indices intended to the assess U.S. Treasury market. The Index is market value weighted and is designed to measure the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than twenty years.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

Management Discussion of Fund Performance (unaudited)
Global X Interest Rate Volatility & Inflation Hedge ETF

Global X Interest Rate Volatility & Inflation Hedge ETF

The Global X Interest Rate Volatility & Inflation Hedge ETF (“Fund”) is an actively-managed ETF that seeks to achieve its investment objective primarily by investing, directly or indirectly, in a mix of U.S. Treasury Inflation-Protected Securities (“TIPS”) and long yield curve spread options, which are tied to the shape of the U.S. interest rate curve. The Fund’s strategy is designed to hedge against inflation risk and generate positive returns from the Fund’s options during periods when U.S. interest rate volatility increases and/or the U.S. interest rate curve steepens (i.e., when the spread between interest rates on U.S. long-term debt instruments and U.S. shorter-term debt instruments widens).

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund decreased 2.53% while the Fund’s benchmark index, the Bloomberg U.S. Treasury Inflation-Linked Bond Index increased 0.14%. The Fund had a net asset value of $22.85 per share on November 30, 2022 and ended the reporting period with a net asset value of $21.44 on November 30, 2023.

The Fund’s TIPS and option positions both detracted from the Fund’s performance during the reporting period. TIPS held by the Fund underperformed due to an increase in U.S. interest rates; over the reporting period, 10 year Treasury yields rose 0.84%. The Fund’s losses came primarily in the first half of the reporting period as the spread between 10 year vs 2 year US Treasuries inverted to multi-decade lows. This led to negative returns from the Fund’s yield curve spread options, which benefit when the US yield curve steepens. In the second half of the reporting period, the Fund recovered as rates rallied and the yield curve began to steepen.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Interest Rate Volatility & Inflation Hedge ETF	-2.53%	-2.42%	-6.69%	-6.36%
Bloomberg US Treasury Inflation-Linked Bond Index	0.14%	0.14%	-2.38%	-2.38%

Management Discussion of Fund Performance (unaudited)
Global X Interest Rate Volatility & Inflation Hedge ETF

Growth of a $10,000 Investment
(At Net Asset Value)

* The Fund commenced investment operations on July 5, 2022.

The Bloomberg US Treasury Inflation-Linked Bond Index measures the performance of the US Treasury Inflation Protected Securities (TIPS) market. Federal Reserve holdings of US TIPS are not index eligible and are excluded from the face amount outstanding of each bond in the index. The US TIPS Index is a subset and the largest component of the Global Inflation-Linked Bond Index.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

Schedule of Investments	November 30, 2023
Global X Interest Rate Hedge ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
EXCHANGE TRADED FUND — 86.6%
Global X 1-3 Month T-Bill ETF (A)	94,000	$2,362,220
TOTAL EXCHANGE TRADED FUND (Cost $2,358,723)		2,362,220
PURCHASED SWAPTIONS — 13.2%
TOTAL PURCHASED SWAPTIONS (Cost $595,400)		359,713
TOTAL INVESTMENTS — 99.8% (Cost $2,954,123)		$2,721,933

Percentages are based on Net Assets of $2,728,100.

(A)	Affiliated investment

A list of the open OTC interest rate swaptions purchased by the Fund at November 30, 2023, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Rate	Expiration Date	Value
Put Swaptions
10-Year SOFR Interest Rate Swap	Barclays	10,000,000	4.600%	04/02/24	$52,882
10-Year SOFR Interest Rate Swap	Barclays	10,000,000	4.450%	05/03/24	90,305
10-Year SOFR Interest Rate Swap	Barclays	5,000,000	4.200%	02/16/24	44,759
10-Year SOFR Interest Rate Swap	Bank of America	10,000,000	4.150%	05/29/24	171,767

Total Purchased Swaptions					$359,713

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Interest Rate Hedge ETF

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$2,362,220	$—	$—	$2,362,220
Purchased Swaptions	—	359,713	—	359,713
Total Investments in Securities	$2,362,220	$359,713	$—	$2,721,933

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2023:

Value at 11/30/22		Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/3023	Income	Capital Gains
Global X 1-3 Month T-Bill
ETF
	$—	2,685,596	$(326,010)	3,497	$(863)	2,362,220	$21,088	$—
Totals:
	$—	2,685,596	$(326,010)	3,497	$(863)	2,362,220	$21,088	$—

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Interest Rate Volatility & Inflation Hedge ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 91.3%
U.S. Treasury Inflation Indexed Bonds
3.875%, 04/15/29	$46,807	$50,637
3.375%, 04/15/32	260,103	282,696
2.500%, 01/15/29	150,526	152,597
2.125%, 02/15/40	14,240	14,023
2.125%, 02/15/41	14,055	13,833
1.750%, 01/15/28	220,377	215,528
1.625%, 10/15/27	20,781	20,312
1.500%, 02/15/53	41,418	35,170
1.375%, 07/15/33	50,672	47,399
1.125%, 01/15/33	92,995	85,064
1.000%, 02/15/48	112,334	85,281
1.000%, 02/15/49	12,232	9,242
0.875%, 01/15/29	396,159	370,880
0.875%, 02/15/47	114,755	85,130
0.750%, 02/15/42	224,753	173,341
0.625%, 07/15/32	79,451	70,149
0.625%, 02/15/43	13,387	9,903
0.375%, 07/15/25	129,790	124,912
0.375%, 01/15/27	38,225	35,868
0.250%, 02/15/50	23,933	14,548
0.125%, 04/15/27	381,539	353,426
0.125%, 04/15/26	352,095	331,733
0.125%, 01/15/32	249,827	212,270
0.125%, 01/15/30	179,445	158,360
0.125%, 01/15/31	23,647	20,494
0.125%, 07/15/31	22,968	19,787
0.125%, 04/15/25	59,580	57,092
0.125%, 02/15/52	71,868	40,946
0.125%, 07/15/30	42,016	36,907
0.125%, 02/15/51	11,822	6,803
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,400,392)		3,134,331

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Interest Rate Volatility & Inflation Hedge ETF

Value
PURCHASED OPTIONS — 6.8% (Cost $262,200)	$232,249

TOTAL INVESTMENTS — 98.1% (Cost $3,662,592)	$3,366,580

Percentages are based on Net Assets of $3,430,646.

A list of the OTC interest rate options purchased by the Fund at November 30, 2023, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Rate	Expiration Date	Value
Call Options
U.S. 2Yr/10Yr SOFR Spread Swap	Barclays	20,000,000	0.000%	06/30/25	$111,951
U.S. 2Yr/10Yr SOFR Spread Swap	Barclays	12,000,000	0.000	02/27/25	58,936
U.S. 2Yr/10Yr SOFR Spread Swap	UBS	20,000,000	0.345	07/05/24	24,649
U.S. 2Yr/10Yr SOFR Spread Swap	Bank of America	10,000,000	0.050	11/07/24	36,713

Total Purchased Options					$232,249

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$3,134,331	$—	$3,134,331
Purchased Options	—	232,249	—	232,249
Total Investments in Securities	$—	$3,366,580	$—	$3,366,580

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ETF — Exchange Traded Fund

OTC — Over The Counter

SOFR — Secured Overnight Financing Rate

Statements of Assets and Liabilities

November 30, 2023

	Global X Interest Rate Hedge ETF	Global X Interest Rate Volatility & Inflation Hedge ETF
Assets:
Cost of Investments	$595,400	$3,662,592
Cost of Affiliated Investments	2,358,723	—
Investments, at Value	$359,713	$3,366,580
Affiliated Investments, at Value	2,362,220	—
Cash	32,539	56,692
Receivable for Investment Securities Sold	125,539	—
Dividend and Interest Receivable	—	8,633
Total Assets	2,880,011	3,431,905
Liabilities:
Payable for Investment Securities Purchased	151,000	—
Payable due to Investment Adviser	909	1,259
Custodian Fees Payable	2	—
Total Liabilities	151,911	1,259
Net Assets	$2,728,100	$3,430,646
Net Assets Consist of:
Paid-in Capital	$2,405,482	$3,884,873
Total Distributable Earnings (Accumulated Losses)	322,618	(454,227)
Net Assets	$2,728,100	$3,430,646
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,000	160,000
Net Asset Value, Offering and Redemption Price Per Share	$27.28	$21.44

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2023

	Global X Interest Rate Hedge ETF	Global X Interest Rate Volatility & Inflation Hedge ETF
Investment Income:
Dividend Income, from Affiliated Investments	$21,088	$—
Interest Income	115,126	137,056
Total Investment Income	136,214	137,056
Expenses:
Supervision and Administration Fees(1)	14,807	14,053
Custodian Fees(2)	1,554	1,450
Total Expenses	16,361	15,503
Net Investment Income	119,853	121,553
Net Realized Gain (Loss) on:
Investments	633	(43,148)
Affiliated Investments	(863)	—
Purchased Options and Swaptions	601,090	(125,300)
Payment from Adviser(3)	314	—
Net Realized Gain (Loss)	601,174	(168,448)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	572	(82,858)
Affiliated Investments	3,497	—
Purchased Options and Swaptions	(298,775)	64,533
Net Change in Unrealized Appreciation (Depreciation)	(294,706)	(18,325)
Net Realized and Unrealized Gain (Loss)	306,468	(186,773)
Net Increase (Decrease) in Net Assets Resulting from Operations	$426,321	$(65,220)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Interest Rate Hedge ETF		Global X Interest Rate Volatility & Inflation Hedge ETF
	Year Ended November 30, 2023	Period Ended November 30, 2022(1)	Year Ended November 30, 2023	Period Ended November 30, 2022(1)
Operations:
Net Investment Income	$119,853	$22,502	$121,553	$67,840
Net Realized Gain (Loss)	601,174	510,000	(168,448)	(3,918)
Net Change in Unrealized Appreciation (Depreciation)	(294,706)	62,516	(18,325)	(277,687)
Net Increase (Decrease) in Net Assets Resulting from Operations	426,321	595,018	(65,220)	(213,765)
Distributions:	(612,153)	(14,391)	(119,940)	(55,302)
Capital Share Transactions:
Issued	—	3,273,397	645,068	3,239,805
Redeemed	(940,092)	—	—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(940,092)	3,273,397	645,068	3,239,805
Total Increase (Decrease) in Net
Assets	(1,125,924)	3,854,024	459,908	2,970,738
Net Assets:
Beginning of Year or Period	3,854,024	—	2,970,738	—
End of Year or Period	$2,728,100	$3,854,024	$3,430,646	$2,970,738
Share Transactions:
Issued	—	130,000	30,000	130,000
Redeemed	(30,000)	—	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(30,000)	130,000	30,000	130,000

(1)	The Fund commenced operations on July 5, 2022.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Interest Rate Hedge ETF
2023	29.65	0.94	1.41	2.35	(0.80)	(3.92)	—
2022(1)	25.00	0.18	4.58	4.76	(0.11)	—	—
Global X Interest Rate Volatility & Inflation Hedge ETF
2023	22.85	0.85	(1.42)	(0.57)	(0.84)	—	—
2022(1)	25.00	0.53	(2.25)	(1.72)	(0.43)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on July 5, 2022.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(4.72)	27.28	8.86	2,728	0.50		3.64		65.12
(0.11)	29.65	19.04	3,854	0.47	†	1.52	†	0.00

(0.84)	21.44	(2.53)	3,431	0.50		3.89		19.87
(0.43)	22.85	(6.93)	2,971	0.46	†	5.60	†	2.73

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

November 30, 2023

1. ORGANIZATION

Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of November 30, 2023, the Trust had one hundred and thirteen portfolios, one hundred and nine of which were operational. The financial statements herein and the related notes pertain to the Global X Interest Rate Hedge ETF and the Global X Interest Rate Volatility & Inflation Hedge ETF (each a “Fund”, collectively, the “Funds”). The Funds have elected non-diversified status under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used. Over-the-counter (“OTC”) options are valued based upon prices determined by an independent, third-party pricing agent. Futures are valued at the settlement price established by the board of trade on which they are traded.

Notes to Financial Statements (Continued)

November 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of the Fund’s security that is traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2023, there were no securities priced using the Fair Value Procedures.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective

Notes to Financial Statements (Continued)

November 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-

Notes to Financial Statements (Continued)

November 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws, and regulations, and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.

As of and during the reporting period ended November 30, 2023, the Funds did not have a liability for any unrecognized tax benefits as an income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

OPTIONS - To the extent consistent with their investment policies, the Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

The Global X Interest Rate Hedge ETF may invest in interest rate payer options (“swaptions”). A swaption is an option that gives a counterparty the right (but not the

Notes to Financial Statements (Continued)

November 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. An interest rate payer swaption is a swaption where a Fund has the right but not the obligation to enter into a new swap agreement where the Fund pays a fixed interest rate and receives a floating interest rate.

The Global X Interest Rate Volatility & Inflation Hedge ETF may invest in yield curve spread options which are options tied to the shape of the U.S. interest rate swap curve. The U.S. interest rate swap curve is a type of interest rate curve that reflects the swap rate used in interest rate swap agreements with different maturities. A swap rate is the fixed interest rate that is exchanged for a floating interest rate in an interest rate swap agreement. A yield curve spread option is an option on the spread between two swap rates at different parts of the U.S. interest rate swap curve. The Fund generally expects the purchased yield curve spread options to reference the spread between the 2-year and 10-year swap rate, though the Fund may purchase yield curve spread options referencing other swap rate spreads. The Fund will purchase yield curve spread options such that the Fund will gain from steepening of the yield curve, while having a potential loss on the yield curve spread options limited to the premium paid for the yield curve spread options.

When the option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options and swaptions is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options and swaptions in the Statements of Operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES – Per the terms of an agreement with the Bank of New York Mellon (“BNY Mellon”), the Funds’ custodian, if a Fund has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Prior to on or about October 5, 2023, Brown Brothers Harriman (“BBH”) & Co. acted as the Funds’ custodian, and if a Fund had a cash overdraft on a given day, it was assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

Notes to Financial Statements (Continued)

November 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BNY Mellon on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at November 30, 2023	Redemption Fee
Global X Interest Rate Hedge ETF	10,000	$250	$272,800	$250
Global X Interest Rate Volatility & Inflation Hedge ETF	10,000	250	214,400	250

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For the Adviser’s services to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (“Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees for investments in unaffiliated investment companies, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Funds provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Fund in affiliated investment companies. For the year ended November 30, 2023,

Notes to Financial Statements (Continued)

November 30, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

the Adviser paid acquired fund fees and expenses of Global X Interest Rate Hedge ETF of $314 and made such reimbursement payments to the Fund on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Interest Rate Hedge ETF	0.45%
Global X Interest Rate Volatility & Inflation Hedge ETF	0.45%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BNY Mellon serves as transfer agent and custodian to the Trust on behalf of the Funds. As custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. BNY Mellon also serves as the Trust’s transfer agent on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds: (i) perform and facilitate

Notes to Financial Statements (Continued)

November 30, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

The custodian and transfer agent for the Funds transitioned from Brown Brothers Harriman & Co. to BNY Mellon on or about October 5, 2023.

4. INVESTMENT TRANSACTIONS

For the period ended November 30, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Interest Rate Hedge ETF	$2,685,596	$326,010
Global X Interest Rate Volatility & Inflation Hedge ETF	—	—

For the period ended November 30, 2023, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X Interest Rate Hedge ETF	$—	$—	$—
Global X Interest Rate Volatility & Inflation Hedge ETF	585,339	—	—

For the period ended November 30, 2023, purchases and sales of long-term U.S. Government securities by the Funds were:

	Purchases	Sales and Maturities
Global X Interest Rate Hedge ETF	$—	$—
Global X Interest Rate Volatility & Inflation Hedge ETF	560,941	583,809

Notes to Financial Statements (Continued)

November 30, 2023

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments, as of November 30, 2023, was as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
	Liability Location	Fair Value	Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X Interest Rate Hedge ETF
Interest rate contracts	Investments purchased, at value	$359,713	Swaptions written, at value	$—
Total Derivatives not accounted for as hedging instruments		$359,713		$—

	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
	Liability Location	Fair Value	Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X Interest Rate Volatility & Inflation Hedge ETF
Interest rate contracts	Investments purchased, at value	$232,249	Options written, at value	$—
Total Derivatives not accounted for as hedging instruments		$232,249		$—

The effect of derivative instruments on the Statements of Operations for the period ended November 30, 2023:

Amount of realized gain or (loss) on derivatives recognized in income:

	Purchased	Written
	Options and	Options and
Global X Funds	Swaptions	Swaptions	Total
Global X Interest Rate Hedge ETF	$601,090	$—	$601,090
Global X Interest Rate Volatility & Inflation Hedge ETF	(125,300)	—	(125,300)

Notes to Financial Statements (Continued)

November 30, 2023

5. DERIVATIVE TRANSACTIONS (continued)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

	Purchased	Written
	Options and	Options and
Global X Funds	Swaptions	Swaptions	Total
Global X Interest Rate Hedge ETF	$(298,775)	$—	$(298,775)
Global X Interest Rate Volatility & Inflation Hedge ETF	64,533	—	64,533

The following table discloses the average monthly balances of the Funds’ derivative activity during the period ended November 30, 2023:

Global X Funds	Short Average	Long Average
Global X Interest Rate Hedge ETF	$—	$420,558
Global X Interest Rate Volatility & Inflation Hedge ETF	—	308,500

The Funds are subject to various netting agreements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain swaps and derivatives transactions and are intended to reduce counterparty risk associated with such transactions by establishing credit protection mechanisms and providing for standardization which improves legal certainty. Since different types of transactions have different mechanics and are often traded through different legal entities with respect to a particular counterparty, different transaction types may be covered by different Master Agreements, resulting in the need for multiple Master Agreements with a single counterparty. Master Agreements generally allow a Fund to close-out and net its total exposure to a specific counterparty in the event of a default with respect to all transactions thereunder.

Master Agreements can also help limit counterparty risk by providing for collateralization at pre-arranged exposure levels. Under the Master Agreements, collateral is normally transferred if the net exposure with respect to the applicable transaction type exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral by the Fund, if any, are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash on hand (cash). Collateral pledged by counterparties to a Fund is not included in the Fund’s assets because the Fund is not permitted to use (or rehypothecate) such collateral, and instead, swaps and derivatives are shown on the Fund’s Statement of Assets and Liabilities at their current market value. A Fund’s overall exposure to counterparty risk can change substantially within a short period of time as it is affected by each transaction subject to the relevant Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions

Notes to Financial Statements (Continued)

November 30, 2023

5. DERIVATIVE TRANSACTIONS (continued)

entered into by a Fund and the applicable counterparty. ISDA Master Agreements include, among other items, representations, warranties and covenants, provisions establishing events of default and termination events, and provisions imposing collateral requirements with respect to the applicable transaction types. The occurrence of events of default and termination events entitle the parties to the ISDA Master Agreement to elect to terminate early and cause settlement of all outstanding transactions thereunder. Early termination of transactions could have a material effect on the financial statements of the Fund. In limited circumstances, the ISDA Master Agreement may provide for the exchange of initial margin, which results in over-collateralization and additional credit protection beyond coverage of existing daily exposure.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for each Fund as of November 30, 2023:

Global X Interest Rate Hedge ETF
	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Options and Swaptions	Total Over the Counter	Options and Swaptions	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposure†
Barclays	$187,946	$187,946	$—	$—	$187,946	$—	$187,946
Bank of America	171,767	171,767	—	—	171,767	—	171,767
Total over the counter	$359,713	$359,713	$—	$—

Global X Interest Rate Volatility & Inflation Hedge ETF
	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Options and Swaptions	Total Over the Counter	Options and Swaptions	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposure†
Bank of America	$36,713	$36,713	$—	$—	$36,713	$—	$36,713
Barclays	170,887	170,887	—	—	170,887	—	170,887
UBS	24,649	24,649	—	—	24,649	—	24,649
Total over the counter	$232,249	$232,249	$—	$—

* Excess collateral pledged is not shown for financial reporting purposes.

† Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can be netted only across transactions governed under the same master agreement with the same legal entity.

Notes to Financial Statements (Continued)

November 30, 2023

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to the utilization of earnings and profits on shareholder redemptions, have been reclassified to/from the following accounts during the fiscal year ended November 30, 2023:

Global X Funds	Paid-in Capital	Total Accumulated Losses
Global X Interest Rate Hedge ETF	$72,177	$(72,177)

The tax character of dividends and distributions declared during the periods ended November 30, 2023 and 2022 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Interest Rate Hedge ETF
2023	$612,153	$–	$–	$612,153
2022	14,391	–	–	14,391
Global X Interest Rate Volatility & Inflation Hedge ETF
2023	$119,940	$–	$–	$119,940
2022	55,302	–	–	55,302

As of November 30, 2023, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X Interest Rate Hedge ETF	Global X Interest Rate Volatility & Inflation Hedge ETF
Undistributed Ordinary Income	$555,547	$14,151
Capital Loss Carryforwards	–	(172,366)
Unrealized Depreciation on Investments and Foreign Currency	(232,929)	(296,012)
Total Distributable Earnings (Accumulated Losses)	$322,618	$(454,227)

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in

Notes to Financial Statements (Continued)

November 30, 2023

6. TAX INFORMATION (continued)

later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X Interest Rate Volatility & Inflation Hedge ETF	$131,520	$40,846	$172,366

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2023 was as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X Interest Rate Hedge ETF	$2,954,862	$3,497	$(236,426)	$(232,929)
Global X Interest Rate Volatility & Inflation Hedge ETF	3,662,592	2,473	(298,485)	(296,012)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily related to wash sales.

7. CONCENTRATION OF RISKS

Global X Interest Rate Hedge ETF

Associated Risks Related to Investing in Rate-Linked Derivatives: The Global X Interest Rate Hedge ETF’s exposure to derivatives tied to interest rates subjects the Global X Interest Rate Hedge ETF to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates, including through options tied to the shape of the U.S. interest rate curve, can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. The Global X Interest Rate Hedge ETF is expected to benefit from the options it holds if long-term U.S. interest rates rise during the time period in which the Global X Interest Rate Hedge ETF holds the options. However, if long-term U.S. interest rates decrease, the Global X Interest Rate Hedge ETF will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Adviser. An increase in interest rates may cause the value of securities held directly or indirectly by the Global X Interest Rate Hedge ETF to decline to the extent that the Global X Interest Rate Hedge

Notes to Financial Statements (Continued)

November 30, 2023

7. CONCENTRATION OF RISKS (continued)

ETF’s hedging strategy is not effectively implemented. Even if the Global X Interest Rate Hedge ETF is hedged against losses due to long-term interest rate increases linked to U.S. interest rates, outright interest rate increases may also lead to heightened volatility in the fixed income markets and may positively affect the value of the Global X Interest Rate Hedge ETF’s options while negatively impacting the Global X Interest Rate Hedge ETF’s investments in U.S. Treasuries. The Global X Interest Rate Hedge ETF could lose money on the options held by the Fund, and the present value of the Global X Interest Rate Hedge ETF’s portfolio investments could decrease if inflation increases. These interest rate-linked options may also cause the Global X Interest Rate Hedge ETF’s net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the U.S. interest rate curve or the price of the options owned by the Fund could materially adversely affect an investment in the Global X Interest Rate Hedge ETF. The Global X Interest Rate Hedge ETF’s investments in options are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds’ returns than interest rate risk. Moreover, to the extent that interest rate risk has been priced into the government bonds owned directly or indirectly by the Global X Interest Rate Hedge ETF, the Global X Interest Rate Hedge ETF could underperform other investments even during periods of rising long-term U.S. interest rates. There is no guarantee that the Global X Interest Rate Hedge ETF will have positive performance even in environments of sharply rising U.S. interest rates. There is no guarantee that the Global X Interest Rate Hedge ETF will be able to successfully mitigate interest rate risk.

Leverage Risk: The Global X Interest Rate Hedge ETF’s investments in put options and/ or interest rate payer swaptions have the economic effect of creating financial leverage in the Global X Interest Rate Hedge ETF’s portfolio because such investments may give rise to gains or losses that are disproportionate to the amount the Global X Interest Rate Hedge ETF has invested in those instruments. Because the Global X Interest Rate Hedge ETF only takes long positions in put options and/or interest rate payer swaptions as part of its principal investment strategy, the maximum loss for the Global X Interest Rate Hedge ETF’s put options and/or interest rate payer swaptions positions is the “options premium,” which is defined as the premium paid for the put options and/or interest rate payer swaptions and any post-purchase appreciation in value. Thus, any disproportionate returns are generally expected to exist only when the value of such options appreciates. However, following such appreciation, even small changes in the shape of the U.S. interest rate curve or interest rate volatility may result in a significant decline in the value of such options with a maximum loss equal to the yield curve spread options premium.

Swaptions Risk: A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Global X Interest Rate Hedge ETF may purchase interest rate payer swaptions. When the

Notes to Financial Statements (Continued)

November 30, 2023

7. CONCENTRATION OF RISKS (continued)

Global X Interest Rate Hedge ETF purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.

U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Global X Interest Rate Hedge ETF’s investments in U.S. Treasury obligations to decline.

Global X Interest Rate Volatility & Inflation Hedge ETF

Associated Risks Related to Investing in Rate-Linked Derivatives: The Global X Interest Rate Volatility & Inflation Hedge ETF’s exposure to derivatives tied to interest rates subjects the Global X Interest Rate Volatility & Inflation Hedge ETF to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates, including through options tied to the shape of the U.S. interest rate curve, can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements, economic events and policies, changes in interest rates or inflation rates, changes in monetary and exchange control programs, war, acts of terrorism, natural disasters, and technological developments. The Global X Interest Rate Volatility & Inflation Hedge ETF is expected to benefit from the options it holds if the U.S. interest rate curve steepens during the time period in which the Global X Interest Rate Volatility & Inflation Hedge ETF holds the options. However, if the U.S. interest rate curve flattens or inverts, the Global X Interest Rate Volatility & Inflation Hedge ETF will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Adviser. An increase in interest rates may cause the value of securities held directly or indirectly by the Fund to decline to the extent that the increase is not linked to a steepening of the U.S. interest rate curve or the Fund’s hedging strategy is not effectively implemented. Even if the Global X Interest Rate Volatility & Inflation Hedge ETF is hedged against losses due to interest rate increases linked to U.S. interest rate curve steepening, outright interest rate increases may lead to heightened volatility in the fixed income markets and may positively affect the value of the Global X Interest Rate Volatility & Inflation Hedge ETF’s options while negatively impacting the Global X Interest Rate Volatility & Inflation Hedge ETF’s exposure to Treasury Inflation-Protected Securities. There can be no assurance that the Global X Interest Rate Volatility & Inflation Hedge ETF’s interest-rate linked options will accurately deliver positive returns if inflation experienced in the U.S. or the rate of expected future inflation reflected in the prices and yields of bonds held by the Global X Interest Rate Volatility & Inflation Hedge ETF rises. The Global X Interest Rate Volatility & Inflation Hedge ETF could lose money on the options held by the Global X Interest Rate Volatility & Inflation Hedge ETF, and the present value of the Global X Interest Rate Volatility & Inflation Hedge ETF’s portfolio investments could decrease if

Notes to Financial Statements (Continued)

November 30, 2023

7. CONCENTRATION OF RISKS (continued)

inflation increases. These interest rate-linked options may also cause the Global X Interest Rate Volatility & Inflation Hedge ETF’s net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the steepness of the U.S. interest rate curve or the price of the options owned by the Global X Interest Rate Volatility & Inflation Hedge ETF could materially adversely affect an investment in the Global X Interest Rate Volatility & Inflation Hedge ETF. The Global X Interest Rate Volatility & Inflation Hedge ETF’s investments in options are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds’ returns than interest rate curve risk. Moreover, to the extent that interest rate curve risk has been priced into the government bonds owned directly or indirectly by the Global X Interest Rate Volatility & Inflation Hedge ETF, the Global X Interest Rate Volatility & Inflation Hedge ETF could underperform other investments even during inflationary periods. There is no guarantee that the Global X Interest Rate Volatility & Inflation Hedge ETF will have positive performance even in environments of sharply rising inflation. There is no guarantee that the Global X Interest Rate Volatility & Inflation Hedge ETF will be able to successfully mitigate inflation risk or that bond values and interest rates will match changes in inflation rates.

Leverage Risk: The Global X Interest Rate Volatility & Inflation Hedge ETF’s investments in yield curve spread options have the economic effect of creating financial leverage in the Global X Interest Rate Volatility & Inflation Hedge ETF’s portfolio because such investments may give rise to gains or losses that are disproportionate to the amount the Fund has invested in those instruments. Because the Global X Interest Rate Volatility & Inflation Hedge ETF only takes long positions in yield curve spread options as part of its principal investment strategy, the maximum loss for the Global X Interest Rate Volatility & Inflation Hedge ETF’s yield curve spread options position is the “options premium,” which is defined as the premium paid for the yield curve spread options and any post-purchase appreciation in value. Thus, any disproportionate returns are generally expected to exist only when the value of such yield curve spread options appreciates. However, following such appreciation, even small changes in the shape of the U.S. interest rate curve or interest rate volatility may result in a significant decline in the value of such yield curve spread options with a maximum loss equal to the yield curve spread options premium.

Inflation-Linked Bonds Investment Risk: Inflation-linked bonds are income-generating instruments whose interest and principal payments are adjusted for inflation – a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Notes to Financial Statements (Continued)

November 30, 2023

7. CONCENTRATION OF RISKS (continued)

U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Global X Interest Rate Volatility & Inflation Hedge ETF’s investments in U.S. Treasury obligations to decline.

Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Certain Funds may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023.There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Funds and the instruments in which the Funds invest. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Funds invest that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Funds could result in losses to the Funds.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BNY Mellon are initially required to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection

Notes to Financial Statements (Concluded)

November 30, 2023

8. LOANS OF PORTFOLIO SECURITIES (continued)

with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2023, the Funds had no securities on loan.

9. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts.

Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of Global X Interest Rate Hedge ETF and Global X Interest Rate Volatility & Inflation Hedge ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X Interest Rate Hedge ETF and Global X Interest Rate Volatility & Inflation Hedge ETF (two of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2023, the related statements of operations for the year ended November 30, 2023, and the statements of changes in net assets and the financial highlights for the year ended November 30, 2023 and for the period July 5, 2022 (commencement of operations) through November 30, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2023, the results of each of their operations for the year ended November 30, 2023, and the changes in their net assets and each of the financial highlights for the year ended November 30, 2023 and for the period July 5, 2022 (commencement of operations) through November 30, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence

Report of Independent Registered Public Accounting Firm

with the custodian and broker. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 7, 2024

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Disclosure of Fund Expenses (unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from June 1, 2023 to November 30, 2023.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (Concluded)

	Beginning Account Value 6/1/2023	Ending Account Value 11/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Interest Rate Hedge ETF
Actual Fund Return	$1,000.00	$1,157.30	0.52%	$2.81
Hypothetical 5% Return	1,000.00	1,022.46	0.52	2.64

Global X Interest Rate Volatility & Inflation Hedge ETF
Actual Fund Return	$1,000.00	$971.00	0.54%	$2.67
Hypothetical 5% Return	1,000.00	1,022.36	0.54	2.74

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Approval of Investment Advisory Agreements (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on November 16, 2023, called for such purpose, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund” and referred to collectively as the “Renewal Funds”); and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of the Renewal Funds, and Global X Management Company LLC, the Trust’s investment adviser (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the November 16, 2023 Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements, and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. Subsequent to the receipt of that information, the Independent Trustees requested additional information regarding certain changes in senior management of Global X Management, which was provided to them in advance of the November 16, 2023 Board meeting.

At the November 16, 2023 Board meeting, the Board approved the Renewal Agreements, for the period ending February 29, 2024, in order to ensure continuity of management of the Renewal Funds. However, the Independent Trustees also determined to postpone a vote on the renewal of the Renewal Agreements for a full annual period in order to provide the Independent Trustees with the opportunity to further consider certain changes in Global X Management’s senior leadership, which occurred approximately contemporaneously with the Board’s consideration of the Renewal Agreements, and in order to permit Global X Management to confirm certain information provided in advance of the November 16, 2023 Board meeting. Global X Management subsequently provided additional information to the Board in advance of a second meeting called for the purpose of considering the extension of the Renewal Agreements for a full year. At a Board meeting of the Trust held on December 21, 2023, the Trust’s Board, which was comprised entirely of Independent Trustees, unanimously approved the continuation of the Renewal Agreements for an aggregate one-year period ending November 30, 2024.

Approval of Investment Advisory Agreements (unaudited) (Continued)

In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

– the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

– Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund. In considering the key personnel, the Board considered the departures of certain key executives of Global X Management and their replacements, and the plan for identifying a permanent replacement for Global X Management’s chief executive officer;

– Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

– the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

– the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Approval of Investment Advisory Agreements (unaudited) (Continued)

In evaluating key personnel, the Board considered the qualifications of Global X Management’s chief operating officer and interim chief executive officer, and considered Global X Management’s plans for hiring a permanent chief executive officer.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and overperformance with respect to the competitor funds.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Approval of Investment Advisory Agreements (unaudited) (Continued)

Comparison of Fees and Services

With respect to this factor, the Board considered:

– comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

– the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

– that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

– the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

– the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

Approval of Investment Advisory Agreements (unaudited) (Concluded)

– that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that a Fund’s NAV is calculated. A Funds Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trust (unaudited)

The Trustees and officers are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-888-493-8631. The address for all Trustees and officers is c/o Global X Funds®, 605 3rd Avenue, 43rd Floor, New York, New York 10158. The following chart lists Trustees and Officers as of December 15, 2023.

Name (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee[4]	Other Directorships Held by Trustees
Independent Trustees[1,2]
Charles A. Baker (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	113 funds (109 of which were operational)	Trustee of OSI ETF Trust (2016-2022).
Susan M. Ciccarone (1973)	Trustee (since 09/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).	113 funds (109 of which were operational)	Director of E78 Partners (since 2022); Director of ProSight Global, Inc. (since 2021); Director of Casa Holdco LP, parent of Celink (since 2018); Chairman, Payment Alliance International, Inc. (2019-2021).
Clifford J. Weber (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015).	113 funds (109 of which were operational)	Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); Trustee of Clough Global Opportunities Fund (since 2017); Chairman (2017-2023) and Trustee (2015- 2023) of Clough Funds Trust; and Chairman and Trustee of Elevation ETF Trust (2016-2018).

Trustees and Officers of the Trust (unaudited)

Name (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee/Officers[1,2]
Thomas Park (1978)	President (since 11/2023)	Chief Executive Officer, GXMC (since 11/2023); Co-Chief Executive Officer Mirae Asset Global Investments (USA) (since 12/2022); President of Mirae Asset Global Investments (USA) (1/2020-12/2022); and Executive Managing Director of Mirae Asset Global Investments (USA) (2011-2022).	N/A	N/A
Alex Ashby (1986)	Chief Operating Officer (since 11/2023)	Head of Product Development, GXMC (since 2019); Vice President, Director of Product Development (2015 - 2018).	N/A	N/A
Susan Lively (1981)	Secretary (since 09/2020)	General Counsel, GXMC (since 9/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020).	N/A	N/A
Eric Griffith[3] (1969)	Assistant Secretary (since 02/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018).	N/A	N/A
Joe Costello (1974)	Chief Compliance Officer (since 09/2016)	Chief Compliance Officer, GXMC (since 09/2016).	N/A	N/A
Ronnie Riven (1984)	Chief Financial Officer (since 11/2023); Treasurer and Principal Accounting Officer (since 12/2020)	Head of Finance & Business Management, GXMC (since 01/2022); Treasurer, GXMC (since 02/2022); Director of Finance, GXMC (08/2018- 12/2021); Director of Accounting and Finance at Barclays Center (2016-2018).	N/A	N/A
Eric Olsen[3] (1970)	Assistant Treasurer (since 05/2021)	Director of Accounting, SEI Investment Manager Services (March 2021 to present); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013-2021).	N/A	N/A

1	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
2	Luis Berruga served as an Interested Trustee of the Trust until December 15, 2023, and as President of the Trust until November 21, 2023. John Belanger served as Chief Operating Officer of the Trust and as Chief Financial Officer of the Trust until November 28, 2023.
3	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.
4	As of November 30, 2023.

Notice to Shareholders (unaudited)

For shareholders that do not have a November 30, 2023 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2023 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2023, the Funds have designated the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Return of Capital	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X Interest Rate Hedge ETF
0.00%	100.00%	0.00%	100.00%	0.69%	0.60%
Global X Interest Rate Volatility and Inflation Hedge ETF
0.00%	100.00%	0.00%	100.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Funds to designate the maximum amount permitted by law.

Notice to Shareholders (unaudited)

U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Interest Rate Hedge ETF
17.84%	7.92%	100.00%	0.00%	0.00%
Global X Interest Rate Volatility and Inflation Hedge ETF
98.92%	100.00%	0.00%	0.00%	0.00%

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2023. Complete information will be computed and reported in conjunction with your Form 2023 1099-DIV

Notes

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-011-0200

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PwC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2023			2022
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,235,693	$0	$0	$1,148,958	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$392,972	$0	$0	$406,447	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e) (1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2023	2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $392,972 and $406,447, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Thomas Park
Thomas Park
President

Date: February 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas Park
Thomas Park
President

Date: February 8, 2024

By (Signature and Title)	/s/ Ronnie Riven
Ronnie Riven
Chief Financial Officer

Date: February 8, 2024